Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Michael D Mabry

Partner

mmabry@stradley.com

215.564.8011

August 2, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Funds

Post-Effective Amendment No. 169

1933 Act Registration No. 33-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Money Market Funds Prospectus; (ii) Money Market Funds Statement of Additional Information; (iii) Ultra-Short Fixed Income Fund — Siebert Williams Shank Shares Prospectus; (iv) Ultra-Short Fixed Income Fund — Siebert Williams Shank Shares Statement of Additional Information and (v) the Statement of Additional Information for the following series of the Trust: Global Tactical Asset Allocation Fund, Income Equity Fund, International Equity Fund, Large Cap Core Fund, Large Cap Value Fund, Small Cap Value Fund, Small Cap Core Fund, U.S. Quality ESG Fund, Emerging Markets Equity Index Fund, Global Real Estate Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Global Sustainability Index Fund, Bond Index Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Short Bond Fund, Limited Term U.S. Government Fund, Tax-Advantaged Ultra-Short Fixed Income Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, U.S. Treasury Index Fund, Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund, California Tax-Exempt Fund, High Yield Municipal Fund, Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund, Tax-Exempt Fund, Active M Emerging Markets Equity Fund, Active M International Equity Fund, Multi-Manager Emerging Markets Debt Opportunity Fund, Multi-Manager Global Listed Infrastructure Fund, Multi-Manager Global Real Estate Fund, Multi-Manager High Yield Opportunity Fund, and Northern Engage360TM Fund; that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 169 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 169 to the Trust’s registration statement was filed with the Commission via EDGAR on July 27, 2022 (Accession No. 0001193125-22-203341) with an effective date of July 29, 2022.

Philadelphia, PA • Malvern, PA • Cherry Hill, NJ • Wilmington, DE • Washington, DC • New York, NY • Chicago, IL

A Pennsylvania Limited Liability Partnership

Please direct any comments to the undersigned at (215) 564-8011, or, in my absence, Joel D. Corriero at (215) 564-8528.

Very truly yours,

/s/ Michael D. Mabry
Michael D. Mabry

cc:	Peter K. Ewing

Kevin P. O’Rourke

Randal E. Rein

Jose J. Del Real, Esq.

Joel D. Corriero, Esq.